Trade accounts receivable - Summary of Aging of Trade Accounts Receivable, Net of Allowance for Doubtful Accounts (Details) - Trade receivables - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 2,466	€ 2,305
Not past due
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	2,287	2,172
Past due 1 – 30 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	102	88
Past due 31 – 60 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	30	18
Past due 61 – 90 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	15	9
Past due 91 – 120 days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	14	3
Past due 121+ days
Disclosure of financial assets that are either past due or impaired [line items]
Financial assets	€ 18	€ 15